Income tax (Tables)	12 Months Ended
Dec. 31, 2022
Income tax
Schedule of Income tax

	Year ended December 31,
	2022	2021	2020
	$’m	$’m	$’m
Current tax:
Current tax for the year	32	17	55
Adjustments in respect of prior years	2	(3)	(24)
Total current tax	34	14	31
Deferred tax:
Deferred tax for the year	(14)	4	(11)
Adjustments in respect of prior years	(1)	4	9
Total deferred tax	(15)	8	(2)
Income tax charge	19	22	29

Schedule of Reconciliation of income tax charge and the profit/(loss) before tax

	Year ended December 31,
	2022	2021	2020
	$’m	$’m	$’m
Profit/(loss) before tax	256	(188)	140
Profit/(loss) before tax multiplied by the standard rate of Luxembourg corporation tax: 24.94% (2021: 24.94%; 2020: 24.94%)	64	(47)	35
Tax losses for which no deferred income tax asset was recognized	14	3	—
Re-measurement of deferred taxes	—	9	—
Adjustment in respect of prior years	1	1	(15)
Income subject to state and other local income taxes	8	9	3
Income taxed at rates other than standard tax rates	(59)	11	(3)
Non-deductible items	3	39	1
Other	(12)	(3)	8
Income tax charge	19	22	29